Fair Value - Schedule of Estimated Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Line of Credit [Member] | Level 3 [Member]
Schedule of Estimated Fair Values [Line Items]
Carrying Value	$ 2,455	$ 2,528
Estimated Fair Value	2,370	2,435
Line of Credit [Member] | Level 2 [Member]
Schedule of Estimated Fair Values [Line Items]
Carrying Value	4,614	4,802
Estimated Fair Value	4,614	4,802
Notes Receivable From Affiliate [Member] | Level 3 [Member]
Schedule of Estimated Fair Values [Line Items]
Carrying Value	15,000	15,000
Estimated Fair Value	15,000	15,000
Long-term Debt [Member] | Level 2 [Member]
Schedule of Estimated Fair Values [Line Items]
Carrying Value		1,378
Estimated Fair Value		$ 1,334